Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
3.
Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using net loss attributable to Company common stockholders and the weighted average number of common shares outstanding during each period. As the Company has obligations under the Penny Warrants to issue shares for little or no cash consideration contingent only upon the passage of time (see Note 18 "Warrant Liabilities" for a description of the Penny Warrants), weighted average shares issuable under the Penny Warrants are included in the denominator in the calculation of basic and diluted EPS. Shares of Class B Common Stock do not share in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings (loss) per share of Class B Common Stock under the two-class method has not been presented.

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Three Months Ended June 30,	Six Months Ended June 30,	Three Months Ended June 30,	Six Months Ended June 30,
	2025	2025	2024	2024
Numerator:
Net loss	$(16,129)	$(39,176)	$(27,854)	$(60,844)
Less: Net loss attributable to redeemable noncontrolling interests	(12,063)	(29,621)	(20,501)	(42,200)
Less: Net income (loss) attributable to noncontrolling interests	698	658	(2,200)	(7,650)
Add: Series A Preferred Dividends	(1,032)	(2,039)	(972)	(1,257)
Add: Series B Preferred Dividends	(1,305)	(2,297)	—	—
Basic Net loss attributable to common stockholders	$(7,101)	$(14,549)	$(6,125)	$(12,251)
Denominator:
Weighted Average Class A Common Stock outstanding	20,199,586	19,470,304	17,899,501	17,409,942
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,304,742	1,293,803	1,270,241	827,790
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	6,268,100	5,707,614	—	—
Weighted Average Shares Outstanding - basic and diluted	27,772,428	26,471,721	19,169,742	18,237,732
Basic and Diluted Earnings (Loss) Per Share
Basic	$(0.26)	$(0.55)	$(0.32)	$(0.67)
Diluted	$(0.26)	$(0.55)	$(0.32)	$(0.67)

The following table summarizes potentially dilutive outstanding securities for the three and six months ended June 30, 2025 and 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

	For the three and six months ended	For the three and six months ended
	June 30, 2025	June 30, 2024
Public warrants	2,519,869	2,519,869
Private Placement Warrants	4,333,333	4,333,333
Series A Penny Warrants	1,304,742	1,270,154
Class B Common Stock	59,930,000	59,930,000
Total anti-dilutive features	68,087,944	68,053,356

3.
Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using net loss attributable to Company common stockholders and the weighted average number of common shares outstanding during each period. As the Company has obligations under the Penny Warrants to issue shares for little or no cash consideration contingent only upon the passage of time (see Note 18 "Warrant Liabilities" for a description of the Penny Warrants), weighted average shares issuable under the Penny Warrants are included in the denominator in the calculation of basic and diluted EPS.

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

Year Ended
December 31, 2024
Numerator:
Net loss	$(101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(73,384)
Less: Net loss attributable to noncontrolling interests	(7,037)
Add: Series A Preferred Dividends	(3,258)
Add: Series B Preferred Dividends	(1,233)
Basic Net loss attributable to common stockholders	$(25,565)

Denominator:
Weighted Average Class A Common Stock outstanding	17,757,741
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,051,749
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,000,000
Weighted Average Shares Outstanding - basic and diluted	23,809,490

Basic and Diluted Earnings Loss Per Share
Basic	$(1.07)
Diluted	$(1.07)

The following table summarizes potentially dilutive outstanding securities for the year ended December 31, 2024 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

Public warrants	2,519,869
Private Placement Warrants	4,333,333
Penny Warrants	1,274,742
Total anti-dilutive features	8,127,944